Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	735	1,080
Total Other payables and accruals	$ 775	$ 1,120